Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Current income tax expense (benefit):
Current income tax charge	$ 17,582,039		$ 7,088,975	$ 2,346,937
Adjustments in respect of current income tax of prior periods	(585,941)		(150,260)	(1,140,060)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	2,276,015		407,280	49,035
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	60,178		723,270	683,080
Adjustment of prior year's deferred income tax	8,611		(130,841)	(246,173)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(14,007)		(20,172)	(1,736)
Income tax expense recorded in profit or loss	19,326,895	$ 628,926	7,918,252	1,691,083
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(59,361)		39,495	38,516
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(71,121)		(360,061)	(134,887)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	123,483		(96,510)	(115,048)
Income tax related to items that will not be reclassified subsequently to profit or loss	(6,999)	(228)	(417,076)	(211,419)
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	883,238		23,175	38,541
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(23,672)		6,763	7,372
Income tax related to items that may be reclassified subsequently to profit or loss	859,566	$ 27,972	29,938	45,913
Income tax charged directly to equity
Disposal of parent company's stock by subsidiary recognized as treasury stock transactions	0		(203)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(2,720)		22	(91)
Recognize (reversal) of temporary difference arising from initial recognition of the equity component of the compound financial instrument	0			3,691
Income tax charged directly to equity	$ (2,720)		$ (181)	$ 3,600